Stockholders' Equity (Additional Information) (Details)	Dec. 31, 2016 vote series shares	Jun. 30, 2016 shares
Equity [Abstract]
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares issued (in shares)	3,244,275	3,023,753
Common stock, shares outstanding (in shares)	3,244,275	3,023,753
Voting rights per share (in votes) | vote	1
Number of series of preferred stock authorized | series	4